Intangible Assets & Goodwill (Tables)	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Summary of Definite-Lived Intangible Assets
At September 30, 2021 and December 31, 2020, definite-lived intangible assets consisted of the following:

	September 30, 2021
(dollars in thousands)	Net amount	Adjustments to purchase price allocation	Additions	Amortization expense	Net amount
Licenses	$84,517	$3,061	$68,493	$(5,593)	$150,478
Internal use software	3,656	—	3,589	(529)	6,716
Moxie brand	2,828	—	—	(740)	2,088
Tradenames	2,109	—	100	(741)	1,468
Customer relationship	683	—	—	(151)	532
Miscellaneous	7	—	86	(93)	—

	$93,800	$3,061	$72,268	$(7,847)	$161,282

	December 31, 2020
(dollars in thousands)	Net amount	Acquired license agreements	Additions	Amortization expense	Net amount
Licenses	$24,538	$887	$61,400	$(2,308)	$84,517
Internal use software	3,656	—	—	—	3,656
Moxie brand	—	—	2,960	(132)	2,828
Tradenames	800	—	1,510	(201)	2,109
Customer relationship	883	—	—	(200)	683
Miscellaneous	25	—	—	(18)	7
Trademarks	134	—	—	(134)	—

	$30,036	$887	$65,870	$(2,993)	$93,800

At December 31, 2020 and 2019, definite-lived intangible assets consisted of the following:

	December 31, 2020
(dollars in thousands)	Net amount	Acquired license agreements	Additions from acquisitions	Amortization expense	Net amount
Licenses	$24,538	$887	$61,400	$2,308	84,517
Moxie brand	—	—	2,960	132	2,828
Tradenames	800	—	1,510	201	2,109
Customer relationship	883	—	—	200	683
Non-compete	25	—	—	18	7
Trademarks	134	—	—	134	—

	$26,380	$887	$65,870	$2,992	90,144

	December 31, 2019
(dollars in thousands)	Net amount	Acquired license agreements	Additions from acquisitions	Amortization expense	Net amount
Licenses	$11,568	$—	$14,300	$1,330	$24,538
Moxie brand	—	—	—	—	—
Tradenames	900	—	—	100	800
Customer relationship	—	—	1,000	117	883
Non-compete	—	—	35	10	25
Trademarks	9	—	321	196	134

	$12,477	$—	$15,656	$1,753	$26,380

Summary of Estimated Future Annual Amortization Expense Related to Intangible Assets
The following table outlines the estimated future annual amortization expense related to all intangible assets as of September 30, 2021:

Estimated amortization
(dollars in thousands)
Remaining 2021	$3,326
2022	13,887
2023	13,320
2024	12,349
2025	11,895
Thereafter	106,505

$161,282

The following table outlines the estimated future annual amortization expense related to intangible assets as of December 31, 2020:

Year Ended December 31,	Estimated Amortization
(dollars in thousands)
2021	$7,914
2022	7,823
2023	7,038
2024	6,066
2025	5,982
Thereafter	55,321

$90,144

Summary of Goodwill
At September 30, 2021, Goodwill consisted of the following:

(dollars in thousands)
At January 1, 2020	7,316
Acquisition of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	47,311
Acquisition of Solevo Wellness	19,473
At December 31, 2020	74,100
Measurement period purchase price allocation adjustments of Solevo Wellness	(2,639)
Measurement period purchase price allocation adjustments of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	(338)
At June 30, 2021	71,123
Acquisition of Keystone Shops	40,072
Measurement period purchase price allocation adjustments of Solevo Wellness	1,150
Measurement period purchase price allocation adjustments of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	(624)

At September 30, 2021	$111,721

At December 31, 2020, Goodwill consisted of the following:

(dollars in thousands)
At January 1, 2019	$—
Acquisition of The Healing Corner, Inc.	7,316
At of December 31, 2019	$7,316
Acquisition of PurePenn, LLC and Pioneer Leasing & Consulting, LLC	47,311
Acquisition of Solevo Wellness	19,473

At December 31, 2020	$74,100